Federated Hermes Opportunistic High Yield Bond Fund
Portfolio of Investments
May 31, 2025 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—89.7%
	Aerospace/Defense—2.1%
$ 350,000	Goat Holdco, LLC, 144A, 6.750%, 2/1/2032	$ 348,906
950,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	966,670
2,125,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	2,173,354
950,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	967,672
1,350,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.875%, 12/15/2030	1,393,123
1,100,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.375%, 5/31/2033	1,089,551
675,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.875%, 5/1/2029	654,022
1,275,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	1,274,800
	TOTAL	8,868,098
	Airlines—0.1%
233,333	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	233,081
	Automotive—4.5%
725,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2033	719,770
250,000	Adient Global Holdings Ltd., Term Loan - 1st Lien, 144A, 7.000%, 4/15/2028	255,667
5,700,000	Clarios Global LP / Clarios US Finance Co., Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	5,735,306
225,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 2/15/2030	229,332
2,450,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	1,886,074
2,050,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	2,033,966
3,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	3,524,894
550,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	545,677
1,950,000	IHO Verwaltungs GmbH, 144A, 8.000%, 11/15/2032	1,954,308
1,325,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	1,306,369
625,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	620,365
600,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	468,666
	TOTAL	19,280,394
	Banking—0.1%
525,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	525,940
	Building Materials—4.4%
1,550,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	1,497,467
200,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	186,463
425,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	376,501
2,350,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	1,953,193
2,500,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	2,131,858
1,625,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	1,562,229
850,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	839,213
275,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	273,828
475,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 4/1/2032	478,872
600,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	554,664
975,000	Patrick Industries, Inc., Sec. Fac. Bond, 144A, 6.375%, 11/1/2032	961,918
975,000	Queen MergerCo., Inc., Sec. Fac. Bond, 144A, 6.750%, 4/30/2032	1,002,154
675,000	Quikrete Holdings, Inc., Sec. Fac. Bond, 144A, 6.375%, 3/1/2032	686,395
350,000	Quikrete Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2033	355,443
1,475,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	1,306,296
275,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	258,288
275,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	270,206

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$2,325,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	$ 2,310,618
250,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	254,063
1,700,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	1,667,917
	TOTAL	18,927,586
	Cable Satellite—6.1%
325,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	324,397
1,150,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	1,054,063
1,775,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,665,537
775,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	689,849
1,200,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,146,293
450,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/1/2032	416,869
1,425,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,398,569
1,850,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	1,832,071
500,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	327,930
1,200,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	812,312
1,300,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.000%, 11/15/2031	592,423
1,375,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	1,303,444
425,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	214,894
750,000	DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	515,789
225,000	DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	193,637
1,375,000	DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	905,204
675,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	659,912
1,650,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	1,444,095
725,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	659,256
2,625,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	2,439,544
3,000,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	2,970,000
1,300,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	1,179,487
275,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	254,141
250,000	Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	226,418
1,775,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	1,631,428
1,725,000	VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	1,492,267
	TOTAL	26,349,829
	Chemicals—2.8%
350,000	Axalta Coat/Dutch Holding B.V., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	346,582
350,000	Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	366,539
425,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	395,879
450,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.500%, 4/15/2030	453,849
875,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.750%, 4/15/2033	852,437
350,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	356,176
975,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	937,120
975,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	929,745
1,475,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	1,293,490
1,000,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	1,004,034
975,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	919,724
375,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 7.250%, 6/15/2031	375,291
925,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	970,987
1,700,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	1,579,469
375,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	379,115
875,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	771,768
	TOTAL	11,932,205

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Construction Machinery—0.9%
$ 800,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	$ 806,639
475,000	Herc Holdings Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 6/15/2030	489,654
325,000	Herc Holdings Escrow, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2033	334,718
325,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	300,140
925,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	869,039
575,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	569,258
350,000	United Rentals North America, Inc., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2034	355,201
	TOTAL	3,724,649
	Consumer Cyclical Services—3.8%
325,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 7.875%, 2/15/2031	337,038
3,950,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	3,742,549
800,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	807,110
425,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	424,963
1,725,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	1,743,333
550,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	543,296
1,900,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,808,761
2,650,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 8.375%, 11/15/2032	2,660,828
800,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	795,769
700,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	612,719
1,625,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,500,951
750,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	765,769
750,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	769,998
	TOTAL	16,513,084
	Consumer Products—1.1%
550,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	578,865
1,075,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	1,006,699
1,450,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	1,363,695
1,475,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	1,423,730
375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	377,782
	TOTAL	4,750,771
	Diversified Manufacturing—1.5%
2,625,000	Emrld Borrower LP / Emerald Co-Issuer, Inc., Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	2,654,829
175,000	Emrld Borrower LP, Sec. Fac. Bond, 144A, 6.750%, 7/15/2031	179,235
225,000	EnPro, Inc., Sr. Unsecd. Note, 144A, 6.125%, 6/1/2033	227,236
1,175,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	1,205,561
875,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	894,252
275,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2033	280,308
1,050,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	1,076,229
	TOTAL	6,517,650
	Finance Companies—2.6%
1,875,000	Boost Newco Borrower LLC, 144A, 7.500%, 1/15/2031	1,985,033
825,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	794,377
550,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	550,130
475,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	481,293
875,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	847,932
825,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	770,226
1,975,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	1,788,333
425,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	367,482
1,350,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	1,349,752
1,475,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	1,413,247

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$ 450,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	$ 443,851
425,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2030	417,025
	TOTAL	11,208,681
	Food & Beverage—1.7%
1,525,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	1,586,111
1,100,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	1,050,014
300,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	302,789
825,000	Post Holdings, Inc., 144A, 6.375%, 3/1/2033	821,033
1,000,000	Post Holdings, Inc., Sec. Fac. Bond, 144A, 6.250%, 2/15/2032	1,017,964
300,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 6.250%, 10/15/2034	297,084
1,625,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,590,338
125,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	123,112
425,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	437,530
	TOTAL	7,225,975
	Gaming—3.8%
400,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	394,877
925,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	866,904
925,000	Caesars Entertainment, Inc., 144A, 6.000%, 10/15/2032	887,920
225,000	Caesars Entertainment, Inc., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	231,020
600,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	605,202
600,000	Caesars Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	560,784
525,000	Caesars Entertainment, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	526,099
200,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	200,201
700,000	Churchill Downs, Inc., Sr. Secd. Note, 144A, 5.750%, 4/1/2030	690,650
1,175,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	1,198,143
550,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	566,206
1,175,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	1,214,964
650,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	653,506
1,375,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	1,373,181
1,900,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	1,821,789
1,450,000	PENN Entertaintment, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	1,296,572
525,000	Station Casinos, LLC, 144A, 6.625%, 3/15/2032	526,048
325,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	315,405
950,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	870,253
550,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 144A, 7.125%, 2/15/2031	577,215
875,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	865,959
	TOTAL	16,242,898
	Health Care—4.7%
1,600,000	AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	1,534,079
950,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	886,791
1,075,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	1,048,386
525,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	406,071
900,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	752,990
675,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	665,544
225,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	216,355
550,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	495,771
300,000	Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	309,023
175,000	Insulet Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2033	180,087
625,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	623,409
575,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	571,875

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$ 200,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	$ 204,420
1,325,000		Medline Borrower LP, Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	1,249,782
4,350,000		Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	4,254,406
825,000		Neogen Food Safety Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	860,892
1,100,000		Raven Acquisition Holdings LLC, Sr. Secd. Note, 144A, 6.875%, 11/15/2031	1,097,758
1,225,000		Select Medical Corp., 144A, 6.250%, 12/1/2032	1,215,115
1,150,000		Tenet Healthcare Corp., 4.250%, 6/1/2029	1,105,079
775,000		Tenet Healthcare Corp., 5.125%, 11/1/2027	770,666
875,000		Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	876,169
100,000		Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	103,068
350,000		Tenet Healthcare Corp., Sr. Secd. Note, 6.125%, 6/15/2030	353,867
450,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	450,955
		TOTAL	20,232,558
		Health Insurance—0.1%
350,000		Molina Healthcare, Inc., Sr. Secd. Note, 144A, 6.250%, 1/15/2033	349,751
		Independent Energy—3.9%
1,075,000		Aethon United BR LP/Aethon United Finance Corp., 144A, 7.500%, 10/1/2029	1,102,395
500,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	492,320
425,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	423,765
550,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2032	553,645
500,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	507,909
325,000		Civitas Resources, Inc., Sr. Secd. Note, 144A, 9.625%, 6/15/2033	325,890
325,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	320,793
900,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	881,060
525,000		Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	529,596
150,000		CNX Resources Corp., Sr. Unsecd. Note, 144A, 7.250%, 3/1/2032	152,956
225,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	212,973
2,000,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	1,973,022
809,000		EQT Corp., Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	790,764
1,025,000		EQT Corp., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	991,982
300,000		EQT Corp., Sr. Unsecd. Note, 144A, 6.375%, 4/1/2029	307,255
225,000		EQT Corp., Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	229,254
600,000		Expand Energy Corp., Sr. Unsecd. Note, 4.750%, 2/1/2032	566,090
100,000		Expand Energy Corp., Sr. Unsecd. Note, 5.375%, 3/15/2030	99,535
1,275,000	[1,2]	Expand Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2099	5,100
175,000		Expand Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	175,679
125,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.250%, 4/15/2033	120,717
1,200,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	1,176,044
350,000		Permian Resources Operating LLC, Sr. Sub. Secd. Note, 144A, 6.250%, 2/1/2033	345,628
375,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	374,255
650,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	668,139
350,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	336,640
1,225,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	1,157,890
400,000		Sitio Royalties Operating Partnership Lp / Sitio Finance Corp., Sr. Unsecd. Note, 144A, 7.875%, 11/1/2028	412,866
1,000,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	999,175
350,000		SM Energy Co., Sr. Unsecd. Note, 144A, 6.750%, 8/1/2029	343,218
300,000		SM Energy Co., Sr. Unsecd. Note, 144A, 7.000%, 8/1/2032	288,277
		TOTAL	16,864,832
		Industrial - Other—1.6%
1,300,000		Hillenbrand, Inc., Sr. Unsecd. Note, 6.250%, 2/15/2029	1,306,112

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Industrial - Other—continued
$3,750,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	$ 3,630,583
1,975,000	SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	2,034,550
	TOTAL	6,971,245
	Insurance - P&C—8.8%
1,050,000	Acrisure LLC, Sec. Fac. Bond, 144A, 7.500%, 11/6/2030	1,084,177
975,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	1,003,407
1,500,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sec. Fac. Bond, 144A, 7.000%, 1/15/2031	1,535,203
850,000	AmWINS Group, Inc., Sec. Fac. Bond, 144A, 6.375%, 2/15/2029	862,440
2,750,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	2,636,523
625,000	Ardonagh Finco Ltd., Sec. Fac. Bond, 144A, 7.750%, 2/15/2031	646,704
4,475,000	Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	4,627,884
2,000,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	2,006,860
475,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2032	508,827
1,625,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	1,676,327
4,475,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	4,409,563
2,250,000	Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	2,344,606
3,375,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	3,349,856
1,800,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	1,879,603
1,100,000	Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	1,155,890
1,700,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	1,824,781
2,500,000	Panther Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 6/1/2031	2,587,822
1,000,000	Ryan Specialty LLC, Sec. Fac. Bond, 144A, 5.875%, 8/1/2032	994,531
2,600,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	2,728,593
	TOTAL	37,863,597
	Leisure—2.0%
250,000	Carnival Corp., Sr. Secd. Note, 144A, 7.000%, 8/15/2029	262,529
650,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.750%, 3/15/2030	651,925
925,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2031	926,133
500,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 8.125%, 1/15/2029	526,764
99,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	99,124
725,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 6.750%, 2/1/2032	725,588
150,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	157,805
275,000	NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	276,921
525,000	Royal Caribbean Cruises, Ltd., 144A, 6.000%, 2/1/2033	527,213
300,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 4.250%, 7/1/2026	297,189
250,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	250,192
400,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2031	395,604
700,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	709,887
1,000,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	1,022,439
1,750,000	United Parks & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	1,683,266
	TOTAL	8,512,579
	Lodging—0.7%
950,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	846,141
200,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	200,829
525,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	514,919
775,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	786,149
200,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2033	203,563
275,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	283,717
250,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	250,845
	TOTAL	3,086,163

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—2.0%
$ 175,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	$ 125,102
750,000	Gray Media, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	544,687
350,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	343,920
350,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	318,221
1,000,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	1,056,678
675,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	666,714
325,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	275,859
1,000,000	Sinclair Television Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	845,000
3,000,000	Stagwell Global LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	2,823,233
1,000,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	888,609
400,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	374,224
500,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	500,770
	TOTAL	8,763,017
	Metals & Mining—1.0%
900,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	805,368
725,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	651,756
925,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	799,013
300,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/1/2033	257,978
250,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/15/2031	225,059
1,675,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	1,613,532
	TOTAL	4,352,706
	Midstream—4.1%
1,525,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	1,510,434
1,950,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,949,521
1,350,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	1,345,638
850,000	Aris Water Holdings LLC, Sr. Unsecd. Note, 144A, 7.250%, 4/1/2030	855,205
275,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	284,333
400,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	415,046
1,550,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	1,438,265
725,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	677,598
500,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	476,976
750,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	740,580
600,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	593,622
150,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	153,228
1,125,000	HF Sinclair Corp., Sr. Unsecd. Note, 5.000%, 2/1/2028	1,119,828
176,000	HF Sinclair Corp., Sr. Unsecd. Note, 6.375%, 4/15/2027	177,688
900,000	Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	908,969
325,000	Rockies Express Pipeline, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2033	335,139
900,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	898,569
650,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	606,002
375,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	374,591
675,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	680,386
1,000,000	Venture Global Plaquemines LNG LLC, Sec. Fac. Bond, 144A, 7.750%, 5/1/2035	1,053,936
1,000,000	Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 7.500%, 5/1/2033	1,045,338
	TOTAL	17,640,892
	Oil Field Services—2.0%
1,450,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	1,448,698
2,100,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,104,572
325,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	333,280
625,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	522,677

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Oil Field Services—continued
$ 175,000	Nabors Industries, Inc., Sec. Fac. Bond, 144A, 9.125%, 1/31/2030	$ 159,610
175,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	168,170
525,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 8.875%, 8/15/2031	359,738
625,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	600,780
201,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	200,952
2,025,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	2,025,674
550,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	559,122
	TOTAL	8,483,273
	Packaging—3.3%
1,159,480	ARD Finance S.A., Sec. Fac. Bond, 144A, 7.250% PIK, 6/30/2027	46,379
1,550,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	1,376,776
1,025,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	467,313
800,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	364,732
875,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	776,164
350,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	357,369
350,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	358,682
1,475,000	Clydesdale Acquisition Holdings, Inc., Sec. Fac. Bond, 144A, 6.750%, 4/15/2032	1,491,709
550,000	Clydesdale Acquisition Holdings, Inc., Sec. Fac. Bond, 144A, 6.875%, 1/15/2030	558,415
2,000,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	2,046,882
400,000	Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	400,000
525,000	Crown Americas LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/1/2033	521,819
475,000	Mauser Packaging Solutions Holding Co., 144A, 9.250%, 4/15/2027	468,317
800,000	Mauser Packaging Solutions Holding Co., Sec. Fac. Bond, 144A, 7.875%, 4/15/2027	808,589
725,000	OI European Group B.V., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	683,252
619,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	619,726
900,000	Sealed Air Corp., 144A, 6.500%, 7/15/2032	922,456
725,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	712,349
300,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	303,544
450,000	Trivium Packaging Finance B.V., Term Loan - 1st Lien, 144A, 8.250%, 7/15/2030	467,263
500,000	Trivium Packaging Finance B.V., Term Loan - 2nd Lien, 144A, 12.250%, 1/15/2031	526,149
	TOTAL	14,277,885
	Paper—0.3%
1,100,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	1,053,316
125,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	115,342
	TOTAL	1,168,658
	Pharmaceuticals—1.9%
500,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 4.875%, 6/1/2028	408,537
1,375,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	879,883
1,075,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	611,069
1,750,000	Bausch Health, Sec. Fac. Bond, 144A, 10.000%, 4/15/2032	1,733,623
2,575,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	2,451,259
325,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sec. Fac. Bond, 144A, 6.750%, 5/15/2034	302,758
375,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	323,888
325,000	Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	305,520
1,325,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	1,114,279
	TOTAL	8,130,816
	Restaurant—1.7%
5,775,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	5,317,894
325,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	331,753
925,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	878,214

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Restaurant—continued
$ 475,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	$ 470,023
350,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	342,618
	TOTAL	7,340,502
	Retailers—1.5%
600,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	601,912
1,175,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,118,019
1,425,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	1,331,732
325,000	BELRON Uk Finance PLC, 144A, 5.750%, 10/15/2029	326,420
675,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	617,216
225,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	200,296
250,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	255,066
375,000	Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 9.000%, 2/15/2031	396,549
375,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	345,510
500,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 4.875%, 5/1/2029	482,061
900,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	954,944
	TOTAL	6,629,725
	Supermarkets—0.3%
575,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	540,824
450,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	449,932
175,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	177,843
	TOTAL	1,168,599
	Technology—11.5%
175,000	Amentum Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 8/1/2032	178,665
4,400,000	AthenaHealth Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	4,243,239
325,000	CACI International, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/15/2033	331,724
1,775,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	1,835,078
450,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	370,882
300,000	Central Parent, Inc./Central Merger Sub, Inc., 144A, 7.250%, 6/15/2029	266,032
275,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	256,225
1,750,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	1,620,093
2,725,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	2,724,210
350,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 8.250%, 6/30/2032	368,379
1,400,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	1,434,061
1,650,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	1,600,555
1,050,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	1,042,151
1,350,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	1,341,981
475,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.250%, 6/1/2030	474,885
1,850,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	1,736,233
325,000	Ellucian Holdings, Inc., Sec. Fac. Bond, 144A, 6.500%, 12/1/2029	329,042
250,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	233,363
1,700,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	1,702,574
500,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 6.000%, 5/15/2033	500,306
450,000	Fortress Intermediate 3, Inc., Sec. Fac. Bond, 144A, 7.500%, 6/1/2031	465,660
500,000	Gen Digital, Inc., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2033	506,802
1,450,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	1,386,648
375,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	357,468
375,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	382,401
1,450,000	Iron Mountain, Inc., 144A, 6.250%, 1/15/2033	1,464,771
575,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	594,451
4,125,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	3,818,809

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 725,000	NCR Atleos Corp., 144A, 9.500%, 4/1/2029	$ 792,385
880,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	868,658
575,000	Open Text, Inc., 144A, 6.900%, 12/1/2027	592,581
350,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	335,574
250,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	233,655
1,025,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	929,694
375,000	Rocket Software, Inc., Sec. Fac. Bond, 144A, 9.000%, 11/28/2028	387,281
2,675,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	2,599,798
500,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	487,752
450,000	Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2030	451,827
75,000	Seagate HDD Cayman, Sr. Unsecd. Note, 8.250%, 12/15/2029	79,998
400,000	Seagate HDD Cayman, Sr. Unsecd. Note, 8.500%, 7/15/2031	427,424
708,500	Seagate HDD Cayman, Sr. Unsecd. Note, 9.625%, 12/1/2032	804,718
200,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	187,940
475,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	447,119
450,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	445,429
325,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	288,924
250,000	Shift4 Payments, Inc., Sr. Unsecd. Note, 144A, 6.750%, 8/15/2032	255,230
2,000,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	1,999,020
700,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	719,283
425,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	396,107
1,300,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	1,238,189
1,300,000	UKG, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2031	1,340,378
850,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	782,896
375,000	Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	381,983
625,000	ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	539,646
	TOTAL	49,580,177
	Transportation Services—0.4%
1,050,000	Stena International S.A., Sr. Secd. Note, 144A, 7.250%, 1/15/2031	1,054,658
550,000	Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	566,424
	TOTAL	1,621,082
	Utility - Electric—2.4%
700,000	Calpine Corp., 144A, 4.500%, 2/15/2028	687,002
300,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	278,655
450,000	Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	438,850
450,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	436,814
700,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	694,353
110,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	99,523
350,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2033	347,080
450,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.250%, 11/1/2034	450,521
1,125,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,061,151
1,325,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	1,289,073
400,000	TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	417,017
375,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	375,576
1,375,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,374,948
375,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	397,861
875,000	XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	879,985
175,000	XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.375%, 1/15/2031	182,865

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 900,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.625%, 3/15/2033	$ 944,816
		TOTAL	10,356,090
		TOTAL CORPORATE BONDS (IDENTIFIED COST $398,275,489)	385,694,988
		COMMON STOCKS—5.5%
		Automotive—0.3%
11,135		Lear Corp.	1,006,827
		Building Materials—0.5%
9,615	[2]	GMS, Inc.	728,144
36,995		Interface, Inc.	743,229
45,150	[2]	Masterbrand, Inc.	460,530
		TOTAL	1,931,903
		Chemicals—0.6%
13,105		Ashland, Inc.	648,828
18,855	[2]	Axalta Coating Systems Ltd.	580,734
71,620	[2]	Ecovyst, Inc.	533,569
29,415		Koppers Holdings, Inc.	903,629
		TOTAL	2,666,760
		Construction Machinery—0.3%
6,465		Herc Holdings, Inc.	801,660
875		United Rentals North America, Inc.	619,832
		TOTAL	1,421,492
		Consumer Cyclical Services—0.2%
8,765		The Brink’s Co.	719,256
		Consumer Products—0.3%
25,850		Edgewell Personal Care Co.	713,977
26,795		Energizer Holdings, Inc.	624,056
		TOTAL	1,338,033
		Diversified Manufacturing—0.2%
5,935		WESCO International, Inc.	996,427
		Food & Beverage—0.2%
11,810	[2]	US Foods Holding Corp.	934,407
		Gaming—0.7%
11,935		Boyd Gaming Corp.	894,767
46,305	[2]	Caesars Entertainment, Inc.	1,244,679
18,720		Red Rock Resorts, Inc.	899,870
		TOTAL	3,039,316
		Independent Energy—0.2%
27,233		Devon Energy Corp.	824,071
		Media Entertainment—0.0%
5,058	[2,3]	Audacy Capital Corp.	101,109
		Midstream—0.2%
49,341		Suburban Propane Partners LP	929,584
		Packaging—0.2%
253,215		Ardagh Metal Packaging	987,539
		Paper—0.3%
48,431		Graphic Packaging Holding Co.	1,076,137
		Pharmaceuticals—0.1%
85,045	[2]	Bausch Health Cos., Inc.	385,254

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Technology—0.8%
5,150		CDW Corp.	$ 928,854
8,970		Dell Technologies, Inc.	998,092
6,195		Science Applications International Corp.	715,770
28,625		Sensata Technologies Holdings PLC	745,968
		TOTAL	3,388,684
		Utility - Electric—0.4%
6,510		NRG Energy, Inc.	1,014,909
4,690		Vistra Corp.	753,073
		TOTAL	1,767,982
		TOTAL COMMON STOCKS (IDENTIFIED COST $27,225,720)	23,514,781
		WARRANTS—0.0%
		Media Entertainment—0.0%
6,131	[2,3]	Audacy Capital Corp., Warrants, Expiration Date 9/30/2028	62
1,021	[2,3]	Audacy Capital Corp., Warrants, Expiration Date 9/30/2028	10
		TOTAL WARRANTS (IDENTIFIED COST $2,041)	72
		INVESTMENT COMPANIES—3.8%
922,840		Bank Loan Core Fund	7,927,194
8,564,609		Federated Hermes Government Obligations Fund, Premier Shares, 4.23%[4]	8,564,609
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $17,624,491)	16,491,803
		TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $443,127,741)	425,701,644
		OTHER ASSETS AND LIABILITIES - NET—1.0%[5]	4,481,994
		NET ASSETS—100%	$430,183,638
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2025, were as follows:
	Bank Loan Core Fund	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 2/28/2025	$7,839,249	$2,302,986	$10,142,235
Purchases at Cost	$141,939	$35,749,352	$35,891,291
Proceeds from Sales	$—	$(29,487,729)	$(29,487,729)
Change in Unrealized Appreciation/Depreciation	$(53,994)	$—	$(53,994)
Net Realized Gain/(Loss)	$—	$—	$—
Value as of 5/31/2025	$7,927,194	$8,564,609	$16,491,803
Shares Held as of 5/31/2025	922,840	8,564,609	9,487,449
Dividend Income	$141,872	$53,069	$194,941

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at May 31, 2025.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2025, in valuing the Fund’s assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$385,694,988	$—	$385,694,988
Equity Securities:
Common Stocks
Domestic	20,714,177	—	101,109	20,815,286
International	2,699,495	—	—	2,699,495
Warrants	—	—	72	72
Investment Companies	16,491,803	—	—	16,491,803
TOTAL SECURITIES	$39,905,475	$385,694,988	$101,181	$425,701,644

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind